CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating activities
Earnings	126	76	312	432
Depreciation and amortization	334	310	656	610
Changes in unrealized loss on derivative instruments	358	330	606	531
Cash distributions in excess of equity earnings	242	337	211	387
Deferred income taxes (recovery)/expenses	70	(61)	71	(85)
Other		27	65	47
Changes in regulatory assets and liabilities	8	11	20	26
Changes in environmental liabilities, net of recoveries (Note 14)	40	(7)	201	(9)
Changes in operating assets and liabilities	(241)	(39)	(412)	(307)
Net operating activities	937	984	1,730	1,632
Investing activities
Additions to property, plant and equipment	(1,599)	(1,183)	(3,056)	(1,999)
Long-term investments	(295)	(38)	(423)	(91)
Additions to intangible assets	(60)	(36)	(111)	(84)
Acquisition		(214)		(221)
Affiliate loans, net	1	1	3	3
Changes in restricted cash	4	(5)	(5)	(11)
Net investing activities	(1,949)	(1,475)	(3,592)	(2,403)
Financing activities
Net change in bank indebtedness and short-term borrowings	358	66	146	(106)
Net change in commercial paper and credit facility draws	(250)	(697)	129	(917)
Net change in Southern Lights project financing	(5)	(14)	(5)	(19)
Debenture and term note issues				500
Debenture and term note repayments	(210)		(410)
Contributions from noncontrolling interests	5	1	280	3
Distributions to noncontrolling interests	(114)	(103)	(228)	(205)
Contributions from redeemable noncontrolling interests			91
Distributions to redeemable noncontrolling interests	(18)	(11)	(36)	(23)
Preference shares issued	587	592	986	1,418
Common shares issued	592	392	614	409
Preference share dividends	(41)	(19)	(79)	(34)
Common share dividends	(173)	(149)	(337)	(305)
Net financing activities	731	58	1,151	721
Effect of translation of foreign denominated cash and cash equivalents	12	6	12	(6)
Decrease in cash and cash equivalents	(269)	(427)	(699)	(56)
Cash and cash equivalents at beginning of period	1,346	1,094	1,776	723
Cash and cash equivalents at end of period	1,077	667	1,077	667